Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE
Pay Versus Performance Table
The following table sets forth certain information with respect to the Company’s financial performance and the compensation paid to the NEOs for the fiscal years ended on December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022, and December 31, 2021.
In addition, we are also presenting supplemental disclosure further below regarding Company and Peer Group total shareholder return as calculated for the period from August 2, 2021 (the first date following our business combination) through December 31, 2025, which we believe more accurately reflects the Company total shareholder return and Peer Group total shareholder return because it reflects the period following the closing of our business combination when the Company’s management team was responsible for the financial results of the publicly traded entity. See the section below entitled “Supplemental Disclosure – Company TSR and Peer Group TSR”.

FISCAL YEAR	SUMMARY COMPENSATION TABLE FOR PEO[1]	COMPENSATION ACTUALLY PAID TO PEO[1,2]	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs[3]	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs[2,3]	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME[5]	TOTAL REVENUE[6]
					COMPANY TOTAL SHAREHOLDER RETURN[4]	PEER GROUP TOTAL SHAREHOLDER RETURN[4]
2025	$987,736	($6,422,264)[7]	$4,066,802[7]	$402,294	$60	$88	$1,688,000	$1,057,001,000
2024	$946,288	$4,438,288	$3,236,345	$2,485,695	$88	$147	$31,240,000	$944,800,000
2023	$54,549,486	$70,985,027	$4,302,772	$5,928,057	$86	$102	($90,071,000)	$866,378,000
2022	$848,775	($48,636,742)	$2,742,155	$1,389,402	$65	$76	$38,406,000	$782,448,000
2021	$137,105,075	$191,854,081	$4,581,638	$10,639,918	$86	$98	($248,919,000)	$688,288,000

[1]	The name of the Principal Executive Officer of the Company (“PEO”) reflected in these columns for each of the applicable fiscal years is Githesh Ramamurthy.
[2]
In calculating the ‘compensation actually paid’ amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The following Monte Carlo valuation assumptions used to calculate such fair values of our TSR-based PSUs materially differed from those utilized at the time of grant:

	Valuation as of 12/31/21					Valuation as of 12/31/22					Valuation as of 12/31/23					Valuation as of 12/31/24
	Remaining Performance Period (Years)	Stock Price as of Valuation Date	Volatility	Risk Free Rate	Dividend Yield	Remaining Performance Period (Years)	Stock Price as of Valuation Date	Volatility	Risk Free Rate	Dividend Yield	Remaining Performance Period (Years)	Stock Price as of Valuation Date	Volatility	Risk Free Rate	Dividend Yield	Remaining Performance Period (Years)	Stock Price as of Valuation Date	Volatility	Risk Free Rate	Dividend Yield
2021 Awards	2	$11.39	35%	0.73%	0%	1	$8.70	35%	4.73%	0%	1	$11.39	28%	4.79%	0%	n/a
2022 Awards	N/A					2	$8.70	35%	4.41%	0%	2	$11.39	32%	4.23%	0%	1	$11.73	26%	4.16%	0%
[3]
The names of each of the non-PEO NEOs reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal year 2025, Tim Welsh, Brian Herb, Mary Jo Prigge, and John Goodson; (ii) for fiscal year 2024, Brian Herb, John Goodson, Michael Silva, and Marc Fredman; (iii) for fiscal years 2023 and 2022, Brian Herb, John Goodson, Michael Silva, and Mary Jo Prigge; and (iv) for fiscal year 2021, Brian Herb and Barrett Callaghan.

[4]
The Company total shareholder return and the Peer Group total shareholder return reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 on December 31, 2020 on the same cumulative basis as is used in Item 201(e) of Regulation S-K. For the period December 31, 2020 through July 30, 2021 (the date of our business combination), the total shareholder return calculations relate to Class A ordinary shares of Dragoneer Growth Opportunities Corp, and for the period following July 30, 2021 through December 31, 2025, the total shareholder return calculations relate to CCC’s common stock.

The peer group used to determine the Peer Group total shareholder return for each applicable fiscal year is the compensation peer group that was disclosed in the section above entitled “Compensation Discussion and Analysis” for that applicable fiscal year. While there were no changes to the Company’s compensation peer group between fiscal year 2021 and fiscal year 2022, for the purposes of calculating the Peer Group total shareholder return the following companies, which ceased to be publicly traded during the applicable measurement period, were excluded from the calculation of the Peer Group total shareholder return: Anaplan, Inc., Avalara, Inc., CDK Global, Inc., Cloudera, Inc., and RealPage, Inc.
The Company’s compensation peer group was updated in fiscal year 2023 as a result of the application of pre-established objective criteria, as disclosed in the section of our 2023 Proxy Report entitled “2023 Peer Group”. Note that as of September 2023, Black Knight Technologies was acquired and ceased to be publicly traded, resulting in their exclusion from comparisons in this disclosure.
The Company’s compensation peer group was updated in fiscal year 2024 as a result of the application of pre-established objective criteria, as disclosed in the section of our 2024 Proxy Report entitled “2024 Peer Group”.
The Company’s compensation peer group was updated in fiscal year 2025 as a result of the application of pre-established objective criteria, as disclosed in the section of our above entitled “2025 Peer Group”.
[5]	Represents the amount of net income reflected in the Company’s audited GAAP financial statements for each applicable fiscal year.
[6]
The Company has selected total revenue as its most important financial measure (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to the NEOs to the Company’s performance for fiscal year 2025. Total revenue represents the amount of revenue reflected in the Company’s audited GAAP financial statements for each applicable fiscal year.

[7]
For fiscal year 2025, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2025, computed in accordance with Item 402(v) of Regulation S-K:

	PEO	AVERAGE OF NON-PEO NEOS
Total Compensation Reported in 2025 Summary Compensation Table	$987,736	$4,066,802
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2025 Summary Compensation Table	$–	$(2,751,504)
Plus, Year-End Fair Value of Awards Granted in 2025 that are Outstanding and Unvested	$–	$1,667,385
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	$–	$(1,034,752)
Plus, Vesting Date Fair Value of Awards Granted in 2025 that Vested in 2025	$–	$226,500
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2025 (From Prior Year-End to Vesting Date)	$(7,410,000)	$(486,298)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2025	$–	$(1,285,839)
Plus, Dollar Value of Dividends, Dividend Equivalents, or other Earnings Paid on Stock & Option Awards in 2025 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2025)	$–	$–
Total Adjustments	$(7,410,000)	$(3,664,508)
Compensation Actually Paid for Fiscal Year 2025	$(6,422,264)	$402,294

Company Selected Measure Name	total revenue
Named Executive Officers, Footnote
[1]	The name of the Principal Executive Officer of the Company (“PEO”) reflected in these columns for each of the applicable fiscal years is Githesh Ramamurthy.
[3]
The names of each of the non-PEO NEOs reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal year 2025, Tim Welsh, Brian Herb, Mary Jo Prigge, and John Goodson; (ii) for fiscal year 2024, Brian Herb, John Goodson, Michael Silva, and Marc Fredman; (iii) for fiscal years 2023 and 2022, Brian Herb, John Goodson, Michael Silva, and Mary Jo Prigge; and (iv) for fiscal year 2021, Brian Herb and Barrett Callaghan.

Peer Group Issuers, Footnote
[4]
The Company total shareholder return and the Peer Group total shareholder return reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 on December 31, 2020 on the same cumulative basis as is used in Item 201(e) of Regulation S-K. For the period December 31, 2020 through July 30, 2021 (the date of our business combination), the total shareholder return calculations relate to Class A ordinary shares of Dragoneer Growth Opportunities Corp, and for the period following July 30, 2021 through December 31, 2025, the total shareholder return calculations relate to CCC’s common stock.

The peer group used to determine the Peer Group total shareholder return for each applicable fiscal year is the compensation peer group that was disclosed in the section above entitled “Compensation Discussion and Analysis” for that applicable fiscal year. While there were no changes to the Company’s compensation peer group between fiscal year 2021 and fiscal year 2022, for the purposes of calculating the Peer Group total shareholder return the following companies, which ceased to be publicly traded during the applicable measurement period, were excluded from the calculation of the Peer Group total shareholder return: Anaplan, Inc., Avalara, Inc., CDK Global, Inc., Cloudera, Inc., and RealPage, Inc.
The Company’s compensation peer group was updated in fiscal year 2023 as a result of the application of pre-established objective criteria, as disclosed in the section of our 2023 Proxy Report entitled “2023 Peer Group”. Note that as of September 2023, Black Knight Technologies was acquired and ceased to be publicly traded, resulting in their exclusion from comparisons in this disclosure.
The Company’s compensation peer group was updated in fiscal year 2024 as a result of the application of pre-established objective criteria, as disclosed in the section of our 2024 Proxy Report entitled “2024 Peer Group”.
The Company’s compensation peer group was updated in fiscal year 2025 as a result of the application of pre-established objective criteria, as disclosed in the section of our above entitled “2025 Peer Group”.

Changed Peer Group, Footnote
[4]
The Company total shareholder return and the Peer Group total shareholder return reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 on December 31, 2020 on the same cumulative basis as is used in Item 201(e) of Regulation S-K. For the period December 31, 2020 through July 30, 2021 (the date of our business combination), the total shareholder return calculations relate to Class A ordinary shares of Dragoneer Growth Opportunities Corp, and for the period following July 30, 2021 through December 31, 2025, the total shareholder return calculations relate to CCC’s common stock.

The peer group used to determine the Peer Group total shareholder return for each applicable fiscal year is the compensation peer group that was disclosed in the section above entitled “Compensation Discussion and Analysis” for that applicable fiscal year. While there were no changes to the Company’s compensation peer group between fiscal year 2021 and fiscal year 2022, for the purposes of calculating the Peer Group total shareholder return the following companies, which ceased to be publicly traded during the applicable measurement period, were excluded from the calculation of the Peer Group total shareholder return: Anaplan, Inc., Avalara, Inc., CDK Global, Inc., Cloudera, Inc., and RealPage, Inc.
The Company’s compensation peer group was updated in fiscal year 2023 as a result of the application of pre-established objective criteria, as disclosed in the section of our 2023 Proxy Report entitled “2023 Peer Group”. Note that as of September 2023, Black Knight Technologies was acquired and ceased to be publicly traded, resulting in their exclusion from comparisons in this disclosure.
The Company’s compensation peer group was updated in fiscal year 2024 as a result of the application of pre-established objective criteria, as disclosed in the section of our 2024 Proxy Report entitled “2024 Peer Group”.
The Company’s compensation peer group was updated in fiscal year 2025 as a result of the application of pre-established objective criteria, as disclosed in the section of our above entitled “2025 Peer Group”.

PEO Total Compensation Amount	$ 987,736	$ 946,288	$ 54,549,486	$ 848,775	$ 137,105,075
PEO Actually Paid Compensation Amount	$ (6,422,264)	4,438,288	70,985,027	(48,636,742)	191,854,081
Adjustment To PEO Compensation, Footnote
[7]
For fiscal year 2025, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2025, computed in accordance with Item 402(v) of Regulation S-K:

	PEO	AVERAGE OF NON-PEO NEOS
Total Compensation Reported in 2025 Summary Compensation Table	$987,736	$4,066,802
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2025 Summary Compensation Table	$–	$(2,751,504)
Plus, Year-End Fair Value of Awards Granted in 2025 that are Outstanding and Unvested	$–	$1,667,385
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	$–	$(1,034,752)
Plus, Vesting Date Fair Value of Awards Granted in 2025 that Vested in 2025	$–	$226,500
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2025 (From Prior Year-End to Vesting Date)	$(7,410,000)	$(486,298)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2025	$–	$(1,285,839)
Plus, Dollar Value of Dividends, Dividend Equivalents, or other Earnings Paid on Stock & Option Awards in 2025 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2025)	$–	$–
Total Adjustments	$(7,410,000)	$(3,664,508)
Compensation Actually Paid for Fiscal Year 2025	$(6,422,264)	$402,294

Non-PEO NEO Average Total Compensation Amount	$ 4,066,802	3,236,345	4,302,772	2,742,155	4,581,638
Non-PEO NEO Average Compensation Actually Paid Amount	$ 402,294	2,485,695	5,928,057	1,389,402	10,639,918
Adjustment to Non-PEO NEO Compensation Footnote
[7]
For fiscal year 2025, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2025, computed in accordance with Item 402(v) of Regulation S-K:

	PEO	AVERAGE OF NON-PEO NEOS
Total Compensation Reported in 2025 Summary Compensation Table	$987,736	$4,066,802
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2025 Summary Compensation Table	$–	$(2,751,504)
Plus, Year-End Fair Value of Awards Granted in 2025 that are Outstanding and Unvested	$–	$1,667,385
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	$–	$(1,034,752)
Plus, Vesting Date Fair Value of Awards Granted in 2025 that Vested in 2025	$–	$226,500
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2025 (From Prior Year-End to Vesting Date)	$(7,410,000)	$(486,298)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2025	$–	$(1,285,839)
Plus, Dollar Value of Dividends, Dividend Equivalents, or other Earnings Paid on Stock & Option Awards in 2025 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2025)	$–	$–
Total Adjustments	$(7,410,000)	$(3,664,508)
Compensation Actually Paid for Fiscal Year 2025	$(6,422,264)	$402,294

Equity Valuation Assumption Difference, Footnote
[2]
In calculating the ‘compensation actually paid’ amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The following Monte Carlo valuation assumptions used to calculate such fair values of our TSR-based PSUs materially differed from those utilized at the time of grant:

	Valuation as of 12/31/21					Valuation as of 12/31/22					Valuation as of 12/31/23					Valuation as of 12/31/24
	Remaining Performance Period (Years)	Stock Price as of Valuation Date	Volatility	Risk Free Rate	Dividend Yield	Remaining Performance Period (Years)	Stock Price as of Valuation Date	Volatility	Risk Free Rate	Dividend Yield	Remaining Performance Period (Years)	Stock Price as of Valuation Date	Volatility	Risk Free Rate	Dividend Yield	Remaining Performance Period (Years)	Stock Price as of Valuation Date	Volatility	Risk Free Rate	Dividend Yield
2021 Awards	2	$11.39	35%	0.73%	0%	1	$8.70	35%	4.73%	0%	1	$11.39	28%	4.79%	0%	n/a
2022 Awards	N/A					2	$8.70	35%	4.41%	0%	2	$11.39	32%	4.23%	0%	1	$11.73	26%	4.16%	0%

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Company TSR
As demonstrated by the following graph, the amount of ‘compensation actually paid’ to the PEO and the average amount of ‘compensation actually paid’ to the non-PEO NEOs is directionally aligned with the Company’s total shareholder return over the five years presented in the table. This is because a significant portion of the ‘compensation actually paid’ to the PEO and to the non-PEO NEOs is comprised of equity awards, including TSR-based PSUs and options issued in 2017 which vested in connection with the business combination. As described in more detail in the section titled “Compensation Discussion and Analysis - Target Pay Mix,” a significant portion of annual compensation is comprised of equity compensation. Specifically, approximately 78% of the value of total compensation awarded in fiscal year 2025 to the non-PEO NEOs is comprised of equity awards, including RSUs and PSUs. No equity awards were granted to the PEO in fiscal years 2022 through 2025, however, in fiscal year 2021 approximately 97% of the PEO’s compensation was in the form of equity awards, as described in the “Compensation Discussion and Analysis – Executive Compensation Highlights in Fiscal Year 2022” section and the “Fiscal Year 2022 Summary Compensation Table” of our Proxy Report Fiscal Year 2022.
The change in the fair value of awards granted in fiscal year 2025, from the date of grant to the end of the fiscal year, had the most impact on the change from the compensation reported in the “Fiscal Year 2025 Summary Compensation Table” to ‘compensation actually paid.’

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Company Net Income
As demonstrated by the following graph, the amount of ‘compensation actually paid’ to the PEO and the average amount of ‘compensation actually paid’ to the non-PEO NEOs is not directionally aligned with the Company’s GAAP net income over the five years presented in the table due to the weight placed on equity-based compensation in our pay mix, the impact the Company’s stock price has had on the ‘compensation actually paid’ amounts during the applicable fiscal years, and the incremental expense related to the modifications made in fiscal year 2023 to the TSR-based PSUs granted in 2021 and 2022. As described in more detail in the section titled “Compensation Discuss and Analysis – Target Pay Mix,” approximately 7% of the value of total compensation awarded in fiscal year 2025 to the non-PEO NEOs who served as executive officers of the Company for the complete fiscal year was comprised of amounts determined under the Company’s 2025 AIP.
As disclosed in prior years, we note that our net income results have been impacted by various extraordinary items, such as increased stock-based compensation expense in 2021 and goodwill and intangible asset impairment charges related to the Company’s China reporting unit in 2023. In 2025, the Company took a pretax loss of $89.2 million related to EvolutionIQ, which included $56.7 million of stock-based compensation and $19.1 million in amortization expense for intangible assets. When adjusting net income for these items, we do believe there is better alignment of ‘compensation actually paid’. Further, from 2024 to 2025, we believe net income, even without adjustments, is more closely aligned to ‘compensation actually paid’ as we saw decreases in both net income and compensation paid for the PEO and non-PEO NEOs in 2025.
Reconciliations of our adjusted net income to our net income (loss) appear in our Annual Report on Forms 10-K for each respective fiscal year.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Company Total Revenue
We have experienced positive growth in total revenue, with year-over-year revenue growth of 8.7% in fiscal year 2021 (or 15.0% when adjusted for the impact of the divestiture of a portion of our professional services casualty solution in December 2020), 13.7% in fiscal year 2022, 10.7% in fiscal year 2023, 9.1% in fiscal year 2024, and 11.9% in fiscal year 2025. Alignment of the amount of ‘compensation actually paid’ to the PEO and the average amount of ‘compensation actually paid’ to the non-PEO NEOs with the Company’s total revenue over the five years presented in the table continues to be mixed. More specifically, there was misalignment from 2021 to 2022 due to the pay mix in 2022 and the impact the Company‘s stock price has had on the ‘compensation actually paid’ amounts during the applicable fiscal years. In 2023, however, primarily due to an increase in stock price in 2023 and the impact of the modifications made to the TSR-based PSUs as previously disclosed, ‘compensation actually paid’ was more closely aligned to revenue results in 2023. The relationship between Total Revenue and the amount of ‘compensation actually paid’ to the PEO and the average amount of ‘compensation actually paid’ to the non-PEO NEOs in 2024 was well-aligned. We saw misalignment again in 2025, on an absolute basis, primarily due to stock price declines that reduced ‘compensation actually paid’, despite revenue continuing to rise.
While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that total revenue is the
Company’s most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to the NEOs to company performance for fiscal year 2025. The Company utilized revenue-based goals for the Company’s annual incentive plans for fiscal years 2021 through 2025, as well as for the PSUs that were awarded to the NEOs in those fiscal years. As described in more detail in the section titled “Compensation Discuss and Analysis – Target Pay Mix,” approximately 7% of the value of total compensation awarded in fiscal year 2025 to the non-PEO NEOs who served as executive officers of the Company for the complete fiscal year was comprised of amounts determined under the Company’s 2025 AIP, and approximately 78% of the value of total compensation awarded in fiscal year 2025 to such non-PEO NEOs was comprised of equity awards, specifically RSUs and PSUs.

Total Shareholder Return Vs Peer Group
Company TSR and Peer Group TSR
As demonstrated by the following graph, the Company’s total shareholder return over the five fiscal years presented in the Pay Versus Performance Table was -40%, while the Peer Group total shareholder return was -12% over the same time period. For the period December 31, 2020 through July 30, 2021 (the date of our business combination) the total shareholder return calculations relate to Class A ordinary shares of Dragoneer Growth Opportunities Corp, and for the period following July 30, 2021 through December 31, 2023, the total shareholder return calculations relate to CCC’s common stock. The Company’s total shareholder return underperformed compared to the Company’s compensation peer group during the years presented in the graph below. These results, and the TSR-based PSUs granted to the NEOs in fiscal years 2021 and 2022, caused a downward adjustment in the ‘compensation actually paid’ amounts in prior years because they were previously measured on an absolute, and not a relative, basis. The modification of these awards to utilize relative TSR resulted in an upward adjustment to ‘compensation actually paid’ in 2023.
While there were no changes to the Company’s compensation peer group between fiscal year 2021 and fiscal year 2022, the Company’s compensation peer group has been updated in each of the years 2023, 2024, and 2025 to (1) remove companies that ceased to be publicly traded or that otherwise no longer met our criteria for inclusion, and (2) add more relevant comparators within the technology sector. Any company that has been removed from our peer group were excluded from the calculations of subsequent total shareholder return results. Our peer group for the years 2023 and 2024 are described in more detail in each year’s respective Proxy Report. The Company’s current compensation peer group was updated in fiscal year 2025 as described in the section above entitled “2025 Peer Group”.

Tabular List, Table
Pay Versus Performance Tabular List
The following table lists our most important performance measures used by us to link ‘compensation actually paid’ to our NEOs to company performance for fiscal year 2025. The performance measures included in this table are not ranked by relative importance.

MOST IMPORTANT PERFORMANCE MEASURES
Total Revenue
Adjusted EBITDA

Total Shareholder Return Amount	$ 60	88	86	65	86
Peer Group Total Shareholder Return Amount	88	147	102	76	98
Net Income (Loss)	$ 1,688,000	$ 31,240,000	$ (90,071,000)	$ 38,406,000	$ (248,919,000)
Company Selected Measure Amount	1,057,001,000	944,800,000	866,378,000	782,448,000	688,288,000
PEO Name	Githesh Ramamurthy	Githesh Ramamurthy	Githesh Ramamurthy	Githesh Ramamurthy	Githesh Ramamurthy
Additional 402(v) Disclosure
Supplemental Disclosure – CCC TSR and Peer Group TSR
As permitted under Item 402(v) of Regulation S-K, the Company is providing the following supplemental disclosure with respect to Company and Peer Group total shareholder return calculated based on a fixed investment of $100 on August 2, 2021, the first date following our business combination, on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The Company believes that these total shareholder return calculations more accurately reflect the comparison of Company total shareholder return and Peer Group total shareholder return because they reflect the period following the closing of our business combination when the Company’s management team was responsible for the financial results of the publicly traded entity.

Measurement Period	Supplemental Company Total Shareholder Return	Supplemental Peer Group Total Shareholder Return
August 2, 2021 – December 31, 2025	$79	$111
August 2, 2021 – December 31, 2024	$117	$118
August 2, 2021 – December 31, 2023	$113	$95
August 2, 2021 – December 31, 2022	$86	$79
August 2, 2021 – December 31, 2021	$113	$96

As demonstrated by the following supplemental graph, the Company’s total shareholder return over the five periods presented in the supplemental table above was -21%, while the Peer Group total shareholder return was +11% over the five periods presented in the supplemental table above. The Company’s total shareholder return outperformed compared to the Company’s compensation peer group during the periods ending on December 31, 2021, December 31, 2022, and December 31, 2023, respectively, and underperformed the Company’s compensation peer group during the periods ending December 31, 2024 and December 31, 2025, as presented in the supplemental table above.
While there were no changes to the Company’s compensation peer group between fiscal year 2021 and fiscal year 2022, the Company’s compensation peer group has been updated in each of the years 2023, 2024 and 2025 to (1) remove companies that ceased to be publicly traded or that otherwise no longer met our criteria for inclusion, and (2) add more relevant comparators within the technology sector. Any company that has been removed from our peer group were excluded from the calculations of subsequent total shareholder return results. Our peer group for the years 2023 and 2024 are described in more detail in each year’s respective Proxy Report. The Company’s current compensation peer group was updated in fiscal year 2025 as described in the section above entitled “2025 Peer Group”.

Share-Based Compensation Arrangement by Share-Based Payment Award, Performance-Based Restricted Stock Units, Outstanding, Weighted Average Remaining Contractual Terms, 2021 Award			1 year	1 year	2 years
Share Price		$ 11.73	$ 11.39	$ 8.7	$ 11.39
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, 2021 Award			28.00%	35.00%	35.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, 2021 Award			4.79%	4.73%	0.73%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate, 2021 Award			0.00%	0.00%	0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Performance-Based Restricted Stock Units, Outstanding, Weighted Average Remaining Contractual Terms, 2022 Award		1 year	2 years	2 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate 2022 Award		26.00%	32.00%	35.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, 2022 Award		4.16%	4.23%	4.41%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate, 2022 Award		0.00%	0.00%	0.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,410,000)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,410,000)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,664,508)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,751,504)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,667,385
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,034,752)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	226,500
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(486,298)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,285,839)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0